Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 416,035	¥ 319,149
Fair value, Financial liabilities	393,710	304,067
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(22,325)	(15,082)
Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	416,035	319,149
Fair value, Financial liabilities	393,710	304,067
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (22,325)	¥ (15,082)